SHARE BASED COMPENSATION (Narrative) (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands					1 Months Ended	12 Months Ended
	Apr. 03, 2016 $ / shares shares	Apr. 03, 2015 USD ($) shares	Nov. 11, 2014 shares	Apr. 03, 2014 USD ($) $ / shares shares	Sep. 16, 2016	Dec. 31, 2016 CNY (¥) shares	Dec. 31, 2015 CNY (¥) shares	Dec. 31, 2014 CNY (¥) shares	Dec. 31, 2013 shares	Dec. 31, 2011 $ / shares shares	Dec. 31, 2016 $ / shares	Dec. 31, 2015 $ / shares	Dec. 31, 2014 $ / shares shares	Sep. 16, 2013 $ / shares	Jan. 31, 2013 $ / shares	Jan. 01, 2013 $ / shares	Nov. 28, 2012 shares	Sep. 22, 2008 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted						1,115,807	615,624	1,805,784
Expiration period					10 years		10 years
Total intrinsic value of options exercised | ¥						¥ 141,040	¥ 235,831	¥ 153,860
Share price | $ / shares													$ 8.60
Non-vested shares granted						20,000	25,000	29,724
Non-vested shares granted, aggregate value | $		$ 250
Unrecognized stock option compensation expense | ¥						¥ 71,282
Unrecognized stock option compensation expense, period for recognition						2 years 2 months 5 days
Unrecognized non-vested shares compensation expense | ¥						¥ 244
Unrecognized non-vested shares compensation expense, period for recognition						3 months
Fair value of vested restricted shares | ¥						¥ 2,316	¥ 1,567
Director [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares granted	20,000
Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares											$ 0.058	$ 0.89
Vesting period						6 months	1 year
Share price | $ / shares											9.99	9.28				$ 3.75
Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exercise prices | $ / shares											4.36	4.36
Vesting period						4 years	4 years
Share price | $ / shares											$ 16.54	$ 12.85		$ 5.69
January 1 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									2,029,386	124,000
Vesting period									4 years	5 years
Expiration period									10 years	10 years
Fair Value of Ordinary Share by Valuation | $ / shares										$ 0.63					$ 3.75
February 20 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted								1,805,784
Vesting period								4 years
Expiration period								10 years
Fair Value of Ordinary Share by Valuation | $ / shares													$ 8.60
April 3 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share price | $ / shares	$ 0			$ 9
Non-vested shares granted	20,000	25,000		27,780
Non-vested shares granted, aggregate value | $		$ 250		$ 250
September 16 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									30,000
Expiration period									10 years
September 16 [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
September 16 [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Vesting percentage									75.00%
September 16, Second Issuance [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted									458,424
Expiration period									10 years
Fair Value of Ordinary Share by Valuation | $ / shares														$ 5.69
September 16, Second Issuance [Member] | IPO [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage									25.00%
September 16, Second Issuance [Member] | Remaining [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period									4 years
Vesting percentage									75.00%
September 26 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options granted										1,533,020
Vesting period										5 years
Expiration period										10 years
Fair Value of Ordinary Share by Valuation | $ / shares										$ 0.83
November 11 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Non-vested shares granted			1,944
2008 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized																	8,184,990	6,002,020
2014 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Authorized													1,833,696